PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 158,283	$ 22,949	¥ 157,386
Prepayments and other current assets	385,351	55,871	257,019
Amounts due from subsidiaries	169,453	24,568	145,692
Total current assets	759,800	110,162	584,475
Total assets	6,004,934	870,634	6,229,951
Current liabilities:
Long-term, current portion	343,982	49,873	162,842
Accrued expenses and other liabilities	419,881	60,879	382,177
Derivative liability	5,290	767
Amounts due to subsidiaries	13,105	1,900	12,108
Total current liabilities	1,121,236	162,566	804,521
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	2,471,427	358,323	2,178,596
Derivative liability			5,863
Total liabilities	3,989,277	578,393	3,486,230
Shareholders' equity (deficit):
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2021 and 2022, respectively)	(7)	(1)	(7)
Additional paid-in capital	1,930,633	279,915	1,936,552
Accumulated other comprehensive loss	(27,766)	(4,026)	(29,496)
Accumulated deficit	(3,766,931)	(546,154)	(3,277,270)
Total Concord Medical Services Holdings Limited shareholders' deficit	(1,863,966)	(270,251)	(1,370,116)
Total liabilities, mezzanine equity and (deficit)/equity	6,004,934	870,634	6,229,951
Common Class A
Shareholders' equity (deficit):
Ordinary shares	68	10	68
Common Class B
Shareholders' equity (deficit):
Ordinary shares	37	5	37
Parent Company
Current assets:
Cash and cash equivalent	1,510	219	15,058	$ 2,183	¥ 2,079	¥ 540
Prepayments and other current assets	24,271	3,519	121
Amounts due from subsidiaries			298,900
Total current assets	25,781	3,738	314,079
Total assets	25,781	3,738	314,079
Current liabilities:
Short term loan	32,417	4,700	14,625
Long-term, current portion	111,028	16,098
Accrued expenses and other liabilities	11,649	1,689	13,924
Derivative liability	5,290	767
Amounts due to subsidiaries	1,729,363	250,735	1,559,394
Total current liabilities	1,889,747	273,989	1,587,943
Non-current liabilities:
Long-term bank and other borrowings, non-current portion			90,389
Derivative liability			5,863
Total liabilities	1,889,747	273,989	1,684,195
Shareholders' equity (deficit):
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2021 and 2022, respectively)	(7)	(1)	(7)
Additional paid-in capital	1,930,633	279,915	1,936,552
Accumulated other comprehensive loss	(27,766)	(4,026)	(29,496)
Accumulated deficit	(3,766,931)	(546,154)	(3,277,270)
Total Concord Medical Services Holdings Limited shareholders' deficit	(1,863,966)	(270,251)	(1,370,116)
Total liabilities, mezzanine equity and (deficit)/equity	25,781	3,738	314,079
Parent Company | Common Class A
Shareholders' equity (deficit):
Ordinary shares	68	10	68
Parent Company | Common Class B
Shareholders' equity (deficit):
Ordinary shares	¥ 37	$ 5	¥ 37